                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                February 14, 2002
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                44
                                             ------------------

Form 13F Information Table Value Total:          $124,510
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTERNA CORP.                  COM              268140100    10685  2705149 SH       SOLE                  2705149
ALLIED WASTE INDUSTRIES INC    COM              019589308     5624   400000 SH       SOLE                   400000
AMPHENOL CORP.                 COM              032095101    19071   396900 SH       SOLE                   396900
BELLSOUTH CORP.                COM              079860102      208     5464 SH       SOLE                     5464
CENDANT CORP                   COM              151313103    13633   695200 SH       SOLE                   695200
CONSOLIDATED GRAPHICS, INC.    COM              209341106      192    10000 SH       SOLE                    10000
CORNING, INC.                  COM              219350105      125    14000 SH       SOLE                    14000
DECISIONONE CORP NEW           COM              243458106      952    74013 SH       SOLE                    74013
ENTERASYS NETWORKS INC.        COM              296337104     4571   516500 SH       SOLE                   516500
FAIRFAX FINANCIAL HOLDINGS     COM              303901102     1027    10000 SH       SOLE                    10000
FISHER SCIENTIFIC INTL INC.    COM              338032204    16650   570200 SH       SOLE                   570200
FORD MOTOR CO.                 COM              345310100      451    28670 SH       SOLE                    28670
GENERAL ELECTRIC               COM              369604103      217     5421 SH       SOLE                     5421
GENERAL MOTORS                 COM              370442105      292     6000 SH       SOLE                     6000
HEARTLAND TECHNOLOGIES         COM              421979105        2    20000 SH       SOLE                    20000
HOST MARRIOTT                  COM              44107P104      279    31000 SH       SOLE                    31000
J.P. MORGAN CHASE              COM              46625H100      598    16450 SH       SOLE                    16450
LUCENT TECHNOL.                COM              549463107      204    32363 SH       SOLE                    32363
MCKESSON CORP.                 COM              58155Q103      280     7500 SH       SOLE                     7500
METROMEDIA INTL. GROUP         COM              591695101     1867  2304800 SH       SOLE                  2304800
POLYMER GROUP                  COM              731745105     1488  1983500 SH       SOLE                  1983500
PRIMEDIA INC.                  COM              74157K101     4535  1042500 SH       SOLE                  1042500
PSS WORLD MEDICAL INC.         COM              69366A100     4080   500000 SH       SOLE                   500000
SBC COMM. INC.                 COM              78387G103      195     4974 SH       SOLE                     4974
SPRINT CORP.                   COM              852061100      989    49250 SH       SOLE                    49250
TOKHEIM CORP                   COM              889073201      535   194561 SH       SOLE                   194561
TWINLAB CORP                   COM              901774109      550   407500 SH       SOLE                   407500
U S OFFICE PRODUCTS CO         COM              912325305        0    21900 SH       SOLE                    21900
VERIZON COMM.                  COM              92343V104      154     3249 SH       SOLE                     3249
WASTE MGMT. INC                COM              94106L109    11890   372600 SH       SOLE                   372600
JOHN HANCOCK BANK & THRIFT     MUTUAL           409735107      847 102500.00SH       SOLE                102500.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614     5924 116300.00SH       SOLE                116300.00
iSHARES S&P 500/BARRA VALUE    MUTUAL           464287408     1803 32600.00 SH       SOLE                 32600.00
ALL AMERICAN TERM TRUST INC.   BOND             016440109     2642 218900.00SH       SOLE                218900.00
BLACKROCK INV. QUALITY TERM 20 BOND             09247J102      190 20500.00 SH       SOLE                 20500.00
BLACKROCK STRATEGIC TERM       BOND             09247P108     3458 354981.27SH       SOLE                354981.27
MFS INTERMEDIATE INCOME TRUST  BOND             55273C107     3278 488529.56SH       SOLE                488529.56
NATIONS GOVT. TERM 2004        BOND             638584102      102 10000.00 SH       SOLE                 10000.00
PUTNAM MASTER INTERM. INCOME   BOND             746909100     1545 257477.98SH       SOLE                257477.98
STRATEGIC GLOBAL INCOME        BOND             862719101      484 43746.28 SH       SOLE                 43746.28
TCW/DW TERM TRUST 2003         BOND             87234U108     1995 186641.29SH       SOLE                186641.29
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      156    15000 SH       SOLE                    15000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      414    29440 SH       SOLE                    29440
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      328    22500 SH       SOLE                    22500